Related Party Transactions Related Party (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	For the Six Months Ended June 30,
	2020	2019
Vessel revenue
Scorpio Kamsarmax Pool	$21,879	$39,111
Scorpio Ultramax Pool	35,722	61,977
Total vessel revenue	$57,601	$101,088
Voyage expense:
SCM	$410	$50
Bunker supplier	1,025	—
Total voyage expense	$1,435	$50
Vessel operating cost:
SSM	$5,987	$6,601
Port agent	142	141
Total vessel operating cost	$6,129	$6,742
General and administrative expense:
SCM	$21	$22
SSM	14	91
SSH	2,932	3,315
SUK	1,122	1,178
Travel provider	23	—
Total general and administrative expense	$4,112	$4,606
Income from equity investments
Scorpio Tankers Inc.	$(102,324)	$68,368
Write-down on assets held for sale
SCM	$195	$300
SSM	203	299
Total write-down on assets held for sale	$398	$599

	As of
	June 30, 2020	December 31, 2019
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$3,690	$5,241
Scorpio Ultramax Pool	4,503	677
Port agent	114	—
SSM	—	36
Total due from related parties-current	$8,307	$5,954
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,533	$4,767
Scorpio Ultramax Pool	8,538	9,463
Total due from related parties non-current	$13,071	$14,230
Equity investment in Scorpio Tankers Inc.	$27,607	$173,298
Liabilities
Due to related parties-current :
SCM	$187	$227
SSM	59	200
SSH	439	312
Bunker supplier	188	—
Port agent	—	13
Less balances due to SCM and SSM included in assets held for sale	—	220
Total due to related parties-current	$873	$972